Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020
Operating activities:
Net loss for the period	$ (7,340)	$ (4,947)
Items not affecting cash:
Amortization and depreciation	3,713	3,407
Deferred income taxes	(83)	(455)
Accretion	346	900
Interest expense settled in shares		47
Loan forgiven	(280)
Foreign exchange	1,234	(48)
Reclassification of capitalized development costs	80
Change in fair value of investment		(28)
Loss on settlement		112
Share-based payments	2,748	739
Items not affecting cash	418	(273)
Changes in non-cash working capital related to operations:
Amounts receivable	(439)	(933)
Inventory	(316)	(23)
Unbilled revenue	393	(775)
Prepaid expenses	(1,342)	(193)
Accounts payable and accrued liabilities	876	172
Taxes payable and receivable	62	(116)
Deferred revenue	(252)	750
Net cash provided by (used in) operating activities	(600)	(1,391)
Investing activities:
Purchase of equipment	(1,375)	(374)
Deposit on equipment	(52)	(88)
Internally generated development costs		(114)
Deferred acquisition payment	(1,029)	(1,007)
Net cash used in investing activities	(2,456)	(1,583)
Financing activities:
Proceeds on share issuance, net of transaction costs	44,151	493
Repayment of leases	(945)	(657)
Proceeds from loans		283
Loan repayments	(29)	(83)
Proceeds from convertible debentures, net of transaction costs	2,202	313
Repayment of debentures	(2,000)	(175)
Net cash provided by (used in) financing activities	43,379	174
Increase (decrease) in cash during the year	40,323	(2,800)
Foreign exchange	(1,176)	(48)
Cash – beginning of the year	2,691	5,539
Cash – end of the year	41,838	2,691
Cash is comprised of:
Cash	41,759	2,606
Restricted cash	79	85
Cash paid for interest	120	301
Cash paid for income tax	$ 1,096	$ 238